Note 2 - Significant Accounting Policies (Details)	0 Months Ended	12 Months Ended					12 Months Ended		15 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 15, 2010 CNY	Dec. 31, 2014 Earliest Tax Year [Member]	Dec. 31, 2014 Latest Tax Year [Member]	Dec. 31, 2013 State Administration of Taxation, China [Member]	Dec. 31, 2014 Customer Concentration Risk [Member]	Dec. 31, 2014 CHINA	Dec. 31, 2014 International Institutions Outside of the PRC [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Exchange Rate, Translation		6.2046	6.2046
Cash, Uninsured Amount		$ 10,400,000	64,600,000
Cash, Uninsured Amount, Held in Financial Institutions, Percentage											99.10%	0.90%
Concentration Risk, Percentage										10.00%
Equity Method Investment, Ownership Percentage						15.00%
Equity Method Investment, Aggregate Cost						240,000
Equity Method Investment, Other than Temporary Impairment	240,000
Value Added Tax Rate, Products									17.00%
Value Added Tax Rate, Services									6.00%
Value Added Tax Refund Rate on Self-Developed Software Sales									14.00%
Advertising Expense		16,205	100,547	274,326	43,900
Open Tax Year							2010	2014
General Reserve Fund, Percentage		10.00%	10.00%
Statutory Reserve Fund, Percentage				10.00%
Point Beyond Which Statutory Reserve Fund Appropriations Are Discretionary				50.00%
Statutory Reserve Fund, Amount		162,078	1,005,633	1,654,617	2,608,857
General Reserve Fund, Balance		1,381,980	8,574,634	7,569,001
Dividends			0	0	0